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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011
invesco.com/us           IBRR-QTR-1   09/11           Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)
Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers—100.59%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	09/30/11	09/30/11

Asset Allocation Funds—60.01%
Invesco Balanced-Risk Allocation Fund — Institutional Class	60.01%	$12,260,799	$16,129,426	$(6,025,252)	$1,541,374	$420,045	$—	2,077,403	$24,326,392

Money Market Funds—40.58%
Liquid Assets Portfolio — Institutional Class	20.29%	4,042,040	9,633,959	(5,453,038)	—	—	4,882	8,222,961	8,222,961

Premier Portfolio — Institutional Class	20.29%	4,042,040	9,633,960	(5,453,039)	—	—	2,900	8,222,961	8,222,961

Total Money Market Funds		8,084,080	19,267,919	(10,906,077)	—	—	7,782	16,445,922	16,445,922

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $38,736,014)	100.59%	$20,344,879	$35,397,345	$(16,931,329)	$1,541,374	$420,045	$7,782		$40,772,314

OTHER ASSETS LESS LIABILITIES	(0.59)%								(239,693)

NET ASSETS	100.00%								$40,532,621

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers—100.08%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	09/30/11	09/30/11

Asset Allocation Funds—94.82%
Invesco Balanced-Risk Allocation Fund — Institutional Class	94.82%	$56,049,417	$1,712,768	$(8,787,582)	$1,995,980	$453,226	$—	4,391,444	$51,423,809

Money Market Funds—5.26%
Liquid Assets Portfolio — Institutional Class	2.63%	712,115	6,466,910	(5,754,555)	—	—	756	1,424,470	1,424,470

Premier Portfolio — Institutional Class	2.63%	712,115	6,466,910	(5,754,554)	—	—	453	1,424,471	1,424,471

Total Money Market Funds		1,424,230	12,933,820	(11,509,109)	—	—	1,209	2,848,941	2,848,941

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $50,041,889)	100.08%	$57,473,647	$14,646,588	$(20,296,691)	$1,995,980	$453,226	$1,209		$54,272,750

OTHER ASSETS LESS LIABILITIES	(0.08)%								(42,000)

NET ASSETS	100.00%								$54,230,750

Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers—100.49%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	09/30/11	09/30/11

Asset Allocation Funds—99.95%
Invesco Balanced-Risk Allocation Fund — Institutional Class	99.95%	$45,493,908	$5,473,978	$(4,244,749)	$1,908,658	$72,582	$—	4,159,212	$48,704,377

Money Market Funds—0.54%
Liquid Assets Portfolio — Institutional Class	0.27%	108,411	4,643,001	(4,618,033)	—	—	118	133,379	133,379

Premier Portfolio — Institutional Class	0.27%	108,411	4,643,001	(4,618,033)	—	—	70	133,379	133,379

Total Money Market Funds		216,822	9,286,002	(9,236,066)	—	—	188	266,758	266,758

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $45,247,512)	100.49%	$45,710,730	$14,759,980	$(13,480,815)	$1,908,658	$72,582	$188		$48,971,135

OTHER ASSETS LESS LIABILITIES	(0.49)%								(241,909)

NET ASSETS	100.00%								$48,729,226

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)
September 30, 2011
(Unaudited)
Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers—100.52%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	09/30/11	09/30/11

Asset Allocation Funds—99.62%
Invesco Balanced-Risk Allocation Fund — Institutional Class	99.62%	$23,444,477	$3,021,945	$(3,281,984)	$928,750	$72,420	$—	2,065,380	$24,185,608

Money Market Funds—0.90%
Liquid Assets Portfolio — Institutional Class	0.45%	217,331	2,416,507	(2,524,548)	—	—	65	109,290	109,290

Premier Portfolio — Institutional Class	0.45%	217,331	2,416,507	(2,524,547)	—	—	39	109,291	109,291

Total Money Market Funds		434,662	4,833,014	(5,049,095)	—	—	104	218,581	218,581

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $22,549,286)	100.52%	23,879,139	7,854,959	(8,331,079)	928,750	72,420	104		$24,404,189

OTHER ASSETS LESS LIABILITIES	(0.52)%								(126,629)

NET ASSETS	100.00%								$24,277,560

Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers—99.96%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	09/30/11	09/30/11

Asset Allocation Funds—98.66%
Invesco Balanced-Risk Allocation Fund — Institutional Class	98.66%	$9,120,221	$1,908,944	$(1,700,839)	$353,344	$32,261	$—	829,541	$9,713,931

Money Market Funds—1.30%
Liquid Assets Portfolio — Institutional Class	0.65%	19,365	1,349,320	(1,304,767)	—	—	25	63,918	63,918

Premier Portfolio — Institutional Class	0.65%	19,365	1,349,320	(1,304,767)	—	—	15	63,918	63,918

Total Money Market Funds		38,730	2,698,640	(2,609,534)	—	—	40	127,836	127,836

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $9,129,002)	99.96%	$9,158,951	$4,607,584	$(4,310,373)	$353,344	$32,261	$40		$9,841,767

OTHER ASSETS LESS LIABILITIES	0.04%								3,938

NET ASSETS	100.00%								$9,845,705

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political
Invesco Balanced-Risk Retirement Funds

A.	Security Valuations — (continued) and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the nine months ended September 30, 2011, there were no significant transfers between investment levels.
Invesco Balanced-Risk Retirement Funds

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total

Invesco Balanced-Risk Retirement Now Fund	$40,772,314	$—	$—	$40,772,314
Invesco Balanced-Risk Retirement 2020 Fund	54,272,750	—	—	54,272,750
Invesco Balanced-Risk Retirement 2030 Fund	48,971,135	—	—	48,971,135
Invesco Balanced-Risk Retirement 2040 Fund	24,404,189	—	—	24,404,189
Invesco Balanced-Risk Retirement 2050 Fund	9,841,767	—	—	9,841,767
NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation of investments for tax purposes are as follows:

	For the nine months ended		At September 30, 2011
	September 30, 2011*		Federal Tax	Net Unrealized
	Purchases	Sales	Cost**	Appreciation

Invesco Balanced-Risk Retirement Now Fund	$166,412	$6,025,252	$38,740,575	$2,031,739
Invesco Balanced-Risk Retirement 2020 Fund	1,712,768	8,787,582	50,084,519	4,188,231
Invesco Balanced-Risk Retirement 2030 Fund	5,473,978	4,244,749	45,279,186	3,691,949
Invesco Balanced-Risk Retirement 2040 Fund	3,021,945	3,281,984	22,598,746	1,805,443
Invesco Balanced-Risk Retirement 2050 Fund	1,908,944	1,700,839	9,152,089	689,678

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Balanced-Risk Retirement Funds

Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

MS-CSEC-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2011
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—79.85%
Advertising—0.71%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Notes, 4.25%, 03/15/12(b)	$4,370,000	$4,430,088

4.75%, 03/15/13(b)	1,200,000	1,281,000

		5,711,088

Aerospace & Defense—0.37%
AAR Corp., Sr. Unsec. Conv. Notes, 1.75%, 02/01/13(b)	3,100,000	2,999,250

Agricultural Products—0.33%
Archer-Daniels-Midland Co., Sr. Unsec. Conv. Notes, 0.88%, 02/15/14	2,625,000	2,625,000

Airlines—0.26%
AMR Corp., Sr. Unsec. Gtd. Conv. Notes, 6.25%, 10/15/14	3,500,000	2,086,875

Alternative Carriers—1.42%
Level 3 Communications Inc., Sr. Unsec. Conv. Notes, 6.50%, 10/01/16	1,400,000	1,995,000
TW Telecom, Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(b)	8,525,000	9,377,500

		11,372,500

Aluminum—0.21%
Kaiser Aluminum Corp., Sr. Unsec. Conv. Notes, 4.50%, 04/01/15(c)	1,500,000	1,706,550

Apparel Retail—0.40%
Charming Shoppes Inc., Sr. Unsec. Conv. Notes, 1.13%, 05/01/14	3,700,000	3,200,500

Application Software—1.98%
Candence Design Systems Inc., Sr. Conv. Notes, 2.63%, 06/01/15	2,308,000	3,213,890
Concur Technologies Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/15/15(c)	4,450,000	4,533,437
Mentor Graphics Corp., Unsec. Conv. Sub. Deb., 4.00%, 04/01/18(b)(c)	3,350,000	3,061,063
Nuance Communications Inc., Sr. Unsec. Conv. Global Deb., 2.75%, 08/15/14(b)	4,050,000	5,113,125

		15,921,515

Asset Management & Custody Banks—1.88%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(b)	8,010,000	8,440,537
Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16(c)	6,900,000	6,641,250

		15,081,787

Automobile Manufacturers—0.30%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	1,834,000	2,391,078

Biotechnology—6.02%
Alexion Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 1.38%, 02/01/12	718,000	5,852,597
Amylin Pharmaceuticals Inc., Sr. Unsec. Conv. Global Notes, 3.00%, 06/15/14	5,000,000	4,475,000
BioMarin Pharmaceutical Inc., Sr. Sub. Conv. Notes, 1.88%, 04/23/17	3,081,000	5,145,270
Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/01/17	3,300,000	4,521,000
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	5,450,000	3,937,625
Gilead Sciences, Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	9,806,000	11,203,355
Incyte Corp. Ltd., Sr. Unsec. Conv. Notes, 4.75%, 10/01/15	1,870,000	3,323,925
Isis Pharmaceuticals Inc., Unsec. Sub. Conv. Notes, 2.63%, 02/15/14(b)	1,100,000	981,750
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	3,600,000	2,529,000
Theravance Inc., Unsec. Sub. Conv. Notes, 3.00%, 01/15/15	3,300,000	3,415,500
Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	2,550,000	2,938,875

		48,323,897

Broadcasting—0.81%
Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec. Gtd. Conv. Bonds, 3.50%, 03/15/13(c)	3,750,000	3,571,875
Sr. Sec. Gtd. Conv. Global Bonds, 5.00%, 11/15/15	4,100,000	2,900,750

		6,472,625

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Cable & Satellite—0.32%
XM Satellite Radio Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(c)	$2,200,000	$2,574,000

Casinos & Gaming—1.88%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	5,760,000	6,652,800
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	9,545,000	8,411,531

		15,064,331

Coal & Consumable Fuels—2.70%
Alpha Natural Resources Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/15/15	4,194,000	4,000,028
James River Coal Co., Sr. Unsec. Conv. Notes, 3.13%, 03/15/18(c)	4,680,000	3,036,150
4.50%, 12/01/15	1,000,000	813,630
Massey Energy Co., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 08/01/15	6,550,000	5,837,687
Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	7,650,000	7,956,000

		21,643,495

Communications Equipment—1.25%
Arris Group Inc., Sr. Unsec. Conv. Notes, 2.00%, 11/15/23(b)	2,060,000	2,090,900
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(c)	3,205,000	3,088,819
Ixia, Sr. Unsec. Conv. Notes, 3.00%, 12/15/15(c)	2,000,000	1,765,000
Powerwave Technologies Inc., Sr. Sub. Conv. Notes, 2.75%, 07/15/18(b)(c)	2,500,000	2,201,000
Unsec. Sub. Conv. Global Notes, 3.88%, 10/01/14(b)	1,000,000	865,000

		10,010,719

Computer Storage & Peripherals—3.82%
EMC Corp., Series A, Sr. Unsec. Conv. Notes, 1.75%, 12/01/11	3,600,000	4,725,000
Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	4,425,000	6,266,906
NetApp Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/13	3,255,000	3,962,963
Quantum Corp., Sr. Unsec. Sub. Conv. Notes, 3.50%, 11/15/15(c)	6,000,000	5,385,000
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	9,800,000	10,277,750

		30,617,619

Construction & Engineering—0.25%
MasTec Inc., Sr. Unsec. Gtd. Conv. Notes, 4.00%, 06/15/14	1,500,000	1,978,125

Construction & Farm Machinery & Heavy Trucks—1.37%
ArvinMeritor Inc., Sr. Unsec. Gtd. Conv. Notes, 4.63%, 03/01/16(b)(d)	4,000,000	3,075,000
Greenbrier Cos Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18(c)	5,510,000	3,960,312
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	4,000,000	3,990,000

		11,025,312

Construction Materials—0.27%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	4,500,000	2,154,375

Data Processing & Outsourced Services—1.07%
Alliance Data Systems Corp., Sr. Unsec. Conv. Notes, 1.75%, 08/01/13	6,730,000	8,547,100

Diversified Metals & Mining—0.23%
Molycorp Inc., Sr. Unsec. Conv. Notes, 3.25%, 06/30/16(c)	2,000,000	1,830,000

Electrical Components & Equipment—0.58%
EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(b)(d)	3,012,000	2,827,515
General Cable Corp., Unsec. Sub. Conv. Global Notes, 4.50%, 11/15/29(e)	2,000,000	1,810,000

		4,637,515

Electronic Manufacturing Services—0.44%
TTM Technologies Inc., Sr. Unsec. Conv. Notes, 3.25%, 05/15/15	3,550,000	3,550,000

Environmental & Facilities Services—0.14%
Covanta Holding Corp., Sr. Unsec. Conv. Notes, 3.25%, 06/01/14	1,000,000	1,093,750

Footwear—1.05%
Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16(c)	9,000,000	8,437,500

Gold—0.78%
Newmont Mining Corp., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 02/15/12	4,500,000	6,238,125

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Health Care Equipment—3.51%
HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	$4,500,000	$4,488,750
Hologic Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(d)	8,000,000	8,310,000
Insulet Corp., Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	1,500,000	1,380,000
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	3,500,000	2,940,000
Teleflex, Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	7,800,000	8,511,750
Volcano Corp., Sr. Unsec. Conv. Notes, 2.88%, 09/01/15	2,090,000	2,528,900

		28,159,400

Health Care Facilities—1.27%
Brookdale Senior Living, Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	4,800,000	3,648,000
Lifepoint Hospitals, Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	6,400,000	6,512,000

		10,160,000

Health Care Services—1.40%
Chemed Corp., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 05/15/14	7,441,000	7,422,398
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 12/15/25	3,391,000	3,810,636

		11,233,034

Home Entertainment Software—1.20%
Electronic Arts, Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16(c)	10,000,000	9,650,000

Homebuilding—0.98%
DR Horton Inc., Sr. Unsec. Gtd. Conv. Notes, 2.00%, 05/15/14	2,000,000	2,038,620
Lennar Corp., Sr. Unsec. Conv. Notes, 2.75%, 12/15/15(b)(c)	6,250,000	5,851,563

		7,890,183

Hotels, Resorts & Cruise Lines—0.76%
Gaylord Entertainment Co., Sr. Unsec. Gtd. Conv. Notes, 3.75%, 10/01/14(c)	1,910,000	1,943,425
Home Inns & Hotels Management Inc. (China), Sr. Unsec. Conv. Notes, 2.00%, 12/15/15(c)	5,510,000	4,187,600

		6,131,025

Industrial Machinery—0.19%
Altra Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 03/01/18(b)(c)	2,000,000	1,542,500

Industrial REIT’s—0.54%
ProLogis L.P., Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	4,400,000	4,372,500

Integrated Oil & Gas—0.50%
Lukoil International Finance BV (Netherlands), Sr. Unsec. Gtd. Conv. Bonds, 2.63%, 06/16/15	4,000,000	4,003,120

Internet Software & Services—4.67%
Digital River, Inc., Sr. Unsec. Conv. Notes, 2.00%, 11/01/15(b)(c)	9,210,000	7,886,063
Equinix Inc., Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	10,100,000	10,617,625
RightNow Technologies, Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/15/15(b)(c)	3,800,000	4,921,000
VeriSign Inc., Jr. Unsec. Sub. Conv. Global Notes, 3.25%, 08/15/37	6,505,000	6,675,756
WebMD Health Corp., Sr. Unsec. Conv. Notes, 2.50%, 01/31/18(c)	9,100,000	7,405,125

		37,505,569

Investment Banking & Brokerage—2.01%
Jefferies Group, Inc., Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(b)	2,635,000	2,420,906
Knight Capital Group Inc., Sr. Sub. Conv. Notes, 3.50%, 03/15/15	6,500,000	6,126,250
MF Global Holdings Ltd., Sr. Unsec. Conv. Notes, 1.88%, 02/01/16	4,760,000	3,808,000
9.00%, 07/01/13(b)	3,500,000	3,731,875

		16,087,031

IT Consulting & Other Services—0.34%
CACI International Inc., Sr. Unsec. Sub. Conv. Notes, 2.13%, 05/01/14	2,500,000	2,762,500

Life & Health Insurance—0.44%
American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(c)	3,700,000	3,565,875

Life Sciences Tools & Services—1.68%
Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(c)	8,500,000	7,501,250
Life Technologies Corp., Sr. Unsec. Conv. Notes, 1.50%, 02/15/12(b)	5,870,000	5,958,050

		13,459,300

Metal & Glass Containers—0.99%
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 06/01/15(c)	8,800,000	7,964,000

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Mortgage REIT’s—0.82%
Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 4.00%, 02/15/15	$5,700,000	$6,562,125

Movies & Entertainment—0.61%
Liberty Media LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(b)	4,500,000	4,854,375

Office REIT’s—0.91%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	7,500,000	7,303,125

Oil & Gas Drilling—1.15%
Transocean Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 12/14/12(b)	9,500,000	9,250,625

Oil & Gas Equipment & Services—1.45%
Exterran Holdings Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/15/14	5,500,000	5,018,750
Hornbeck Offshore Services Inc., Sr. Unsec. Gtd. Conv. Global Notes, 1.63%, 11/15/13(b)(e)	2,500,000	2,367,250
SESI LLC, Sr. Unsec. Gtd. Conv. Global Notes, 1.50%, 12/15/11(b)(e)	4,250,000	4,250,000

		11,636,000

Oil & Gas Exploration & Production—2.94%
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(b)	8,700,000	8,330,250
2.75%, 11/15/15(b)	8,300,000	8,632,000
Endeavour International Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 07/15/16(c)	3,000,000	2,478,750
Goodrich Petroleum Corp., Sr. Unsec. Conv. Notes, 5.00%, 10/01/14(b)	4,600,000	4,168,750

		23,609,750

Packaged Foods & Meats—0.94%
Smithfield Foods Inc., Sr. Unsec. Conv. Notes, 4.00%, 06/30/13	6,800,000	7,539,500

Pharmaceuticals—3.33%
Akorn Inc., Sr. Unsec. Conv. Notes, 3.50%, 06/01/16(c)	5,000,000	5,637,500
Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	4,000,000	4,535,000
Nektar Therapeutics, Unsec. Sub. Conv. Notes, 3.25%, 09/28/12	4,000,000	3,970,000
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	7,150,000	7,150,000
Viropharma Inc., Sr. Unsec. Conv. Notes, 2.00%, 03/15/17	4,500,000	5,411,250

		26,703,750

Regional Banks—0.31%
CapitalSource Inc., Sr. Unsec. Sub. Gtd. Conv. Notes, 7.25%, 07/15/12(b)	2,400,000	2,451,000

Semiconductor Equipment—2.81%
Kulicke & Soffa Industries Inc., Unsec. Sub. Conv. Global Notes, 0.88%, 06/01/12	2,500,000	2,465,625
Lam Research Corp., Sr. Unsec. Conv. Notes, 1.25%, 05/15/18(c)	8,800,000	8,195,000
Novellus Systems, Inc., Sr. Unsec. Conv. Notes, 2.63%, 05/15/41(c)	7,000,000	6,081,250
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16(c)	6,525,000	5,831,719

		22,573,594

Semiconductors—4.81%
Advanced Micro Devices Inc., Sr. Unsec. Conv. Global Notes, 6.00%, 05/01/15	1,907,000	1,873,628
Sr. Unsec. Conv. Notes, 5.75%, 08/15/12	1,085,000	1,101,275
Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35	2,976,000	3,031,800
2.95%, 12/15/35(c)	1,300,000	1,324,375
Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(b)	8,075,000	8,276,875
Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	7,410,000	6,956,137
1.88%, 06/01/17(b)	2,000,000	1,667,500
ON Semiconductor Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/13(b)	1,250,000	1,337,500
2.63%, 12/15/13(b)(c)	3,600,000	3,852,000
SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	4,850,000	4,243,750
Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	4,330,000	4,947,025

		38,611,865

Specialized REIT’s—0.55%
Rayonier TRS Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 08/15/15(c)	3,500,000	4,392,500

Steel—1.83%
Allegheny Technologies, Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/01/14	2,274,000	2,757,225

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Steel—(continued)
ArcelorMittal (Luxembourg), Sr. Unsec. Conv. Notes, 5.00%, 05/15/14	$3,550,000	$3,740,812
Steel Dynamics Inc., Sr. Unsec. Gtd. Conv. Notes, 5.13%, 06/15/14	7,900,000	8,166,625

		14,664,662

Systems Software—2.12%
Microsoft Corp., Sr. Unsec. Conv. Notes, 0%, 06/15/13(c)(f)	3,150,000	3,201,188
Rovi Corp., Sr. Unsec. Conv. Notes, 2.63%, 02/15/15(b)	3,820,000	4,435,975
Symantec Corp., Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	6,950,000	7,949,062
TeleCommunication Systems Inc., Sr. Unsec. Conv. Notes, 4.50%, 11/01/14(c)	1,500,000	1,436,250

		17,022,475

Technology Distributors—0.82%
Anixter International Inc., Sr. Unsec. Conv. Global Notes, 1.00%, 02/15/13	3,575,000	3,659,906
SYNNEX Corp., Sr. Conv. Notes, 4.00%, 05/15/13(b)	2,650,000	2,934,875

		6,594,781

Trading Companies & Distributors—0.70%
Kaman Corp., Sr. Unsec. Conv. Notes, 3.25%, 11/15/17(c)	2,235,000	2,397,038
United Rentals Inc., Sr. Unsec. Conv. Notes, 4.00%, 11/15/15	1,888,000	3,183,640

		5,580,678

Trucking—0.89%
Avis Budget Group Inc., Sr. Unsec. Conv. Notes, 3.50%, 10/01/14	7,365,000	7,153,256

Wireless Telecommunication Services—1.54%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(c)	1,109,000	546,183
Leap Wireless International Inc., Sr. Unsec. Conv. Global Notes, 4.50%, 07/15/14	3,000,000	2,673,750
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	8,735,000	9,106,237

		12,326,170

Total Bonds & Notes (Cost $680,095,635)		640,610,899

Preferred Stocks—15.90%
Asset Management & Custody Banks—0.27%
AMG Capital Trust II, $2.58 Conv. Pfd.	58,000	2,182,250

Automobile Manufacturers—0.68%
General Motors Co., Series B, $2.38 Conv. Pfd.	155,350	5,449,678

Diversified Banks—1.59%
Wells Fargo & Co. Class A, Series L, $75.00 Conv. Pfd.	12,300	12,706,639

Diversified Metals & Mining—0.50%
Molycorp, Inc., Series A $5.50 Conv. Pfd.	58,200	4,021,620

Electric Utilities—1.95%
NextEra Energy, Inc., $4.19 Conv. Pfd.	127,600	6,348,100

PPL Corp., $4.38 Conv. Pfd.	33,500	1,819,050
$4.75 Conv. Pfd.	135,300	7,495,620

		15,662,770

Health Care Facilities—0.59%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	5,700	4,725,300

Health Care Services—0.41%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	82,133	3,306,675

Industrial Machinery—1.01%
Stanley Black & Decker, Inc., $4.75 Conv. Pfd.	78,500	8,104,340

Integrated Telecommunication Services—0.66%
Lucent Technologies Capital Trust I, $77.50 Conv. Pfd.	6,500	5,315,375

Life & Health Insurance—0.57%
MetLife Inc., $3.75 Conv. Pfd.	81,200	4,592,672

Multi-Line Insurance—0.70%
Hartford Financial Services Group Inc., Series F, $1.81 Conv. Pfd.	291,600	5,616,216

Oil & Gas Exploration & Production—0.91%
Apache Corp., Series D, $3.00 Conv. Pfd.	142,200	7,276,374

Other Diversified Financial Services—2.01%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	12,900	9,881,271
Citigroup Inc., $7.50 Conv. Pfd.	78,600	6,258,918

		16,140,189

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Packaged Foods & Meats—0.50%
2009 Dole Food Automatic Common Exchange Security Trust, $0.88 Conv. Pfd.(c)	396,000	$3,978,572

Regional Banks—1.25%
KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	1,827,000
Synovus Financial Corp., Series tMED, $2.06 Conv. Pfd.	160,600	1,795,508
Wintrust Financial Corp., $3.75 Conv. Pfd.	145,300	6,393,200

		10,015,708

Research & Consulting Services—0.93%
Nielsen Holdings N.V. (Netherlands), $3.13 Conv. Pfd.	138,120	7,432,583

Tires & Rubber—0.40%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	83,000	3,232,850

Trucking—0.43%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(c)	441,400	3,460,576
Wireless Telecommunication Services—0.54%
Crown Castle International Corp., $3.13 Conv. Pfd.	74,000	4,356,750

Total Preferred Stocks (Cost $150,241,187)		127,577,137

Common Stocks & Other Equity Interests—1.04%
Oil & Gas Storage & Transportation—0.68%
El Paso Corp.	312,779	5,467,377

Railroads—0.36%
Kansas City Southern (g)	58,332	2,914,266

Total Common Stocks & Other Equity Interests (Cost $5,593,300)		8,381,643

Money Market Funds—2.21%
Liquid Assets Portfolio — Institutional Class (h)	8,866,212	$8,866,212
Premier Portfolio — Institutional Class (h)	8,866,211	8,866,211

Total Money Market Funds (Cost $17,732,423)		17,732,423
TOTAL INVESTMENTS—99.00% (Cost $853,662,545)		794,302,102
OTHER ASSETS LESS LIABILITIES—1.00%		8,003,582
NET ASSETS—100.00%		$802,305,684
Investment Abbreviations:

Conv.	—	Convertible
Deb.	—	Debentures
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $174,326,383, which represented 21.73% of the Fund’s Net Assets.

(d)	Step coupon bond. Rate shown is the rate in effect on September 30, 2011.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Zero coupon bond issued at a discount.

(g)	Non-income producing security.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Convertible Securities Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$107,679,447	$46,011,756	$—	$153,691,203

Corporate Debt Securities	—	640,610,899	—	640,610,899

Total Investments	$107,679,447	$686,622,655	$—	$794,302,102

Invesco Convertible Securities Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $536,915,132 and $102,378,358, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,637,368

Aggregate unrealized (depreciation) of investment securities	(86,355,976)

Net unrealized appreciation (depreciation) of investment securities	$(59,718,608)

Cost of investments for tax purposes is $854,020,710.
Invesco Convertible Securities Fund

Invesco Allocation Funds
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Invesco Moderately Conservative Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

AAS-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)
Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers-100.11%(a)

					Transactions	Change in
					in Connection	Unrealized		Realized
	% of Net	Value	Purchases	Proceeds	with	Appreciation		Gain	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Acquisitions	(Depreciation)		(Loss)	Income	09/30/11	09/30/11

Asset Allocation Funds-16.60%
Invesco Balanced-Risk Allocation Fund	16.60%	$76,493,210	$4,117,281	$(27,050,192)	$69,648,450	$8,202,429		$3,304,252	$—	11,504,307	$134,715,430

Domestic Equity Funds-42.54%
Invesco Charter Fund	6.07%	28,618,813	3,180,096	(3,769,499)	22,924,414	(1,881,890)		153,561	—	3,200,617	49,225,495
Invesco Diversified Dividend Fund	9.42%	43,614,108	9,164,985	(6,259,952)	35,406,866	(5,619,507)		107,843	1,010,947	6,984,858	76,414,343
Invesco Endeavor Fund (b)	4.61%	22,273,270	3,940,855	(3,781,429)	16,259,574	(1,531,444)		220,272	—	2,487,099	37,381,098
Invesco Large Cap Growth Fund (b)	—%	40,388,182	678,512	(2,047,363)	(35,417,786)	(3,666,760)		65,215	—	—	—
Invesco Small Cap Equity Fund (b)	3.81%	18,450,174	6,177,007	(4,811,487)	13,254,591	(2,687,580)		581,875	—	2,843,396	30,964,580
Invesco Van Kampen American Franchise Fund (b)	8.41%	—	6,597,675	(4,262,437)	63,180,421	2,779,923		(27,718)	—	6,440,364	68,267,864
Invesco Van Kampen Comstock Fund	5.50%	26,399,612	6,028,202	(4,285,691)	20,475,612	(4,313,046)		359,245	565,077	3,279,290	44,663,934
Invesco Van Kampen Growth and Income Fund	4.72%	22,379,566	5,137,391	(3,258,903)	17,517,159	(3,670,515)		189,640	431,119	2,298,580	38,294,338

Total Domestic Equity Funds		202,123,725	40,904,723	(32,476,761)	153,600,851	(20,590,819)		1,649,933	2,007,143		345,211,652

Fixed-Income Funds-13.24%
Invesco Balanced-Risk Commodity Strategy Fund (b)	5.31%	29,463,593	3,195,423	(12,539,454)	25,735,054	(3,882,039)		1,061,816	—	4,409,262	43,034,393
Invesco Core Plus Bond Fund	—%	—	—	(8,037,911)	8,256,513	—		(218,602)	631	—	—
Invesco Emerging Market Local Currency Debt Fund	—%	—	—	(4,204,584)	3,787,633	—		416,951	—	—	—
Invesco Floating Rate Fund	—%	—	—	(2,638,681)	2,547,960	—		90,721	343	—	—
Invesco High Yield Fund	—%	—	—	(6,331,335)	5,206,752	—		1,124,583	1,328	—	—
PowerShares 1-30 Laddered Treasury Portfolio-ETF	7.93%	33,187,830	2,907,229	(24,941,053)	44,351,730	8,303,563		545,759	1,219,728	1,991,800	64,355,058

Total Fixed-Income Funds		62,651,423	6,102,652	(58,693,018)	89,885,642	4,421,524		3,021,228	1,222,030		107,389,451

Foreign Equity Funds-23.27%
Invesco Developing Markets Fund	6.72%	33,601,985	7,733,215	(7,419,342)	29,395,201	(8,747,247)		(81,092)	—	1,961,927	54,482,720
Invesco International Core Equity Fund	8.59%	41,858,745	9,319,483	(5,609,455)	38,694,058	(13,604,563)		(923,073)	—	7,530,799	69,735,195
Invesco International Growth Fund	7.96%	38,674,207	6,211,057	(5,185,708)	31,207,364	(5,935,684)		(364,257)	—	2,645,658	64,606,979

Total Foreign Equity Funds		114,134,937	23,263,755	(18,214,505)	99,296,623	(28,287,494)		(1,368,422)	—		188,824,894

Real Estate Funds-3.99%
Invesco Global Real Estate Fund	3.99%	20,460,752	2,654,467	(2,975,479)	17,926,441	(5,194,264)		(458,860)	530,796	3,666,635	32,413,057

Money Market Funds-0.47%
Liquid Assets Portfolio	0.24%	1,066,798	28,308,855	(27,550,796)	77,168	—		—	663	1,902,025	1,902,025
Premier Portfolio	0.23%	1,066,798	28,386,023	(27,550,796)	—	—		—	387	1,902,025	1,902,025

Total Money Market Funds		2,133,596	56,694,878	(55,101,592)	77,168	—		—	1,050		3,804,050

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $827,181,840)	100.11%	$477,997,643	$133,737,756	$(194,511,547)	$430,435,175	$(41,448,624	) (c)	$6,148,131	$3,761,019		$812,358,534

OTHER ASSETS LESS LIABILITIES	(0.11)%										(896,906)

NET ASSETS	100.00%										$811,461,628

Investment Abbreviations
ETF — Exchange-Traded Fund
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c)	Includes $51,566,348 of unrealized appreciation from the acquisition of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
September 30, 2011
(Unaudited)
Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers-100.23%(a)

					Transactions	Change in
					in Connection	Unrealized
	% of	Value	Purchases	Proceeds	with	Appreciation		Realized	Dividend	Shares	Value
	Net Assets	12/31/10	at Cost	from Sales	Acquisitions	(Depreciation)		Gain (Loss)	Income	09/30/11	09/30/11

Asset Allocation Funds-12.73%
Invesco Balanced-Risk Allocation Fund	12.73%	$71,734,284	$1,229,128	$(16,520,498)	$30,321,149	$2,653,743		$2,005,573	$—	7,807,291	$91,423,379

Domestic Equity Funds-30.67%
Invesco Charter Fund	4.37%	25,639,238	1,759,151	(3,603,093)	9,085,794	(1,855,611)		368,898	—	2,041,247	31,394,377
Invesco Diversified Dividend Fund	6.81%	39,690,551	5,508,578	(6,137,852)	14,041,856	(4,664,572)		479,354	697,998	4,471,473	48,917,915
Invesco Endeavor Fund(b)	3.31%	20,231,101	2,056,560	(3,548,175)	6,505,719	(1,862,691)		418,231	—	1,583,549	23,800,745
Invesco Large Cap Growth Fund(b)	—%	35,972,481	409,734	(2,335,142)	(29,986,702)	(4,247,210)		186,839	—	—	—
Invesco Small Cap Equity Fund(b)	2.75%	17,070,960	3,642,908	(4,432,210)	5,249,664	(2,592,405)		772,314	—	1,810,030	19,711,231
Invesco Van Kampen American Franchise Fund(b)	6.04%	—	3,650,495	(2,957,705)	38,435,359	4,016,837		210,602	—	4,090,150	43,355,588
Invesco Van Kampen Comstock Fund	3.98%	24,020,249	3,483,587	(3,999,377)	7,991,773	(3,369,019)		479,817	386,787	2,100,369	28,607,030
Invesco Van Kampen Growth and Income Fund	3.41%	20,412,146	2,906,170	(3,191,491)	7,043,630	(3,029,143)		340,027	293,394	1,469,468	24,481,339

Total Domestic Equity Funds		183,036,726	23,417,183	(30,205,045)	58,367,093	(17,603,814)		3,256,082	1,378,179		220,268,225

Fixed-Income Funds-37.06%
Invesco Balanced-Risk Commodity Strategy Fund(b)	4.34%	30,808,674	868,674	(8,775,662)	11,168,341	(3,719,615)		836,259	—	3,195,356	31,186,671

Invesco Core Bond Fund	—%	50,972,639	3,665,974	(1,390,099)	(57,127,559)	3,986,645		(107,600)	1,025,607	—	—

Invesco Core Plus Bond Fund	9.74%	—	1,839,322	(7,840,135)	79,657,794	(2,949,940)		(766,185)	969,606	6,648,370	69,940,856

Invesco Emerging Market Local Currency Debt Fund	2.32%	13,801,172	1,016,580	(2,717,415)	5,772,269	(1,341,454)		98,313	493,413	1,688,271	16,629,465

Invesco Floating Rate Fund	3.28%	17,267,759	2,155,500	(2,074,032)	7,194,150	(909,017)		(83,990)	743,273	3,199,779	23,550,370

Invesco High Yield Fund	3.80%	20,889,836	2,981,706	(2,848,496)	7,694,357	(1,399,449)		(40,959)	1,389,771	7,048,319	27,276,995

PowerShares 1-30 Laddered Treasury Portfolio-ETF	13.58%	66,398,020	8,158,393	(21,145,054)	30,322,265	13,062,278		712,447	2,100,015	3,017,900	97,508,349

Total Fixed-Income Funds		200,138,100	20,686,149	(46,790,893)	84,681,617	6,729,448		648,285	6,721,685		266,092,706

Foreign Equity Funds-16.73%
Invesco Developing Markets Fund	4.83%	29,505,405	3,516,451	(4,376,023)	11,933,273	(5,971,744)		103,147	—	1,249,928	34,710,509
Invesco International Core Equity Fund	6.18%	37,780,114	3,876,633	(4,118,311)	14,351,272	(6,802,843)		(739,229)	—	4,789,162	44,347,636
Invesco International Growth Fund	5.72%	34,641,250	2,234,232	(3,924,665)	12,043,995	(3,704,537)		(200,440)	—	1,682,631	41,089,835

Total Foreign Equity Funds		101,926,769	9,627,316	(12,418,999)	38,328,540	(16,479,124)		(836,522)	—		120,147,980

Real Estate Funds-2.90%
Invesco Global Real Estate Fund	2.90%	18,096,345	1,307,509	(2,220,133)	6,894,016	(3,366,455)		106,179	354,762	2,354,916	20,817,461

Money Market Funds-0.14%
Liquid Assets Portfolio	0.07%	946,749	28,953,555	(29,392,326)	—	—		—	639	507,978	507,978
Premier Portfolio	0.07%	946,749	28,953,555	(29,392,326)	—	—		—	370	507,978	507,978

Total Money Market Funds		1,893,498	57,907,110	(58,784,652)	—	—		—	1,009		1,015,956

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $716,412,265)	100.23%	$576,825,722	$114,174,395	$(166,940,220)	$218,592,415	$(28,066,202	) (c)	$5,179,597	$8,455,635		$719,765,707

OTHER ASSETS LESS LIABILITIES	(0.23)%										(1,643,648)

NET ASSETS	100.00%										$718,122,059

Investment Abbreviations:
ETF- Exchanged-Traded Fund
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c)	Includes $24,912,435 of unrealized appreciation from the acquisition of Invesco Van Kampen Asset Allocation Moderate Fund.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
September 30, 2011
(Unaudited)
Invesco Moderately Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers-100.11%(a)

						Change in
	% of				Transactions in	Unrealized	Realized
	Net	Value	Purchases	Proceeds	Connection with	Appreciation	Gain	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Acquisitions	(Depreciation)	(Loss)	Income	09/30/11	09/30/11

Asset Allocation Funds-9.79%
Invesco Balanced-Risk Allocation Fund	9.79%	$7,077,910	$4,094,019	$(1,807,236)	$17,975,666	$1,412,628	$162,172	$—	2,469,271	$28,915,159

Domestic Equity Funds-17.45%
Invesco Charter Fund	2.55%	2,008,708	1,021,068	(500,546)	4,831,146	136,674	37,370	—	489,884	7,534,420
Invesco Diversified Dividend Fund	3.89%	3,062,793	1,852,492	(770,793)	7,928,661	(603,322)	7,309	135,933	1,049,099	11,477,140
Invesco Endeavor Fund (b)	1.95%	1,564,007	1,011,987	(440,354)	3,229,082	341,221	68,336	—	384,183	5,774,279
Invesco Large Cap Growth Fund (b)	—%	2,833,667	12,750	(110,484)	(2,377,571)	(361,797)	3,435	—	—	—
Invesco Small Cap Equity Fund (b)	1.50%	1,308,217	854,676	(556,621)	2,917,565	(139,548)	38,617	—	406,144	4,422,906
Invesco Van Kampen American Franchise Fund (b)	3.38%	—	1,328,057	(774,242)	7,895,904	1,475,691	39,777	—	940,112	9,965,187
Invesco Van Kampen Comstock Fund	2.25%	1,854,669	1,101,277	(478,518)	4,466,713	(340,923)	32,945	76,422	487,236	6,636,163
Invesco Van Kampen Growth and Income Fund	1.93%	1,562,849	1,010,739	(390,503)	3,862,024	(362,463)	28,363	58,727	342,798	5,711,009

Total Domestic Equity Funds		14,194,910	8,193,046	(4,022,061)	32,753,524	145,533	256,152	271,082		51,521,104

Fixed-Income Funds-61.40%
Invesco Balanced-Risk Commodity Strategy Fund (b)	3.57%	3,061,969	1,553,488	(678,842)	7,242,564	(668,981)	18,048	—	1,078,714	10,528,246
Invesco Core Bond Fund	—%	17,950,464	794,886	—	(19,390,382)	645,032	—	357,291	—	—
Invesco Core Plus Bond Fund	25.69%	—	1,633,590	(9,793,289)	85,370,738	(263,795)	(1,097,057)	1,020,386	7,210,094	75,850,187
Invesco Emerging Market Local Currency Debt Fund	3.04%	2,395,035	956,785	(393,979)	6,632,943	(617,473)	7,081	175,326	911,715	8,980,392
Invesco Floating Rate Fund	5.50%	4,005,921	464,395	(1,700,223)	13,531,563	26,340	(92,423)	349,569	2,205,920	16,235,573
Invesco High Yield Fund	4.77%	3,618,173	1,774,082	(423,249)	9,994,706	(858,771)	(13,209)	488,620	3,641,274	14,091,732
Invesco Short Term Bond Fund	—%	—	—	(11,843,517)	11,611,265	—	232,252	836	—	—
PowerShares 1-30 Laddered Treasury Portfolio-ETF	18.83%	12,066,015	3,549,084	(2,966,519)	36,363,805	6,518,336	78,020	749,064	1,721,100	55,608,741

Total Fixed-Income Funds		43,097,577	10,726,310	(27,799,618)	151,357,202	4,780,688	(867,288)	3,141,092		181,294,871

Foreign Equity Funds-9.52%
Invesco Developing Markets Fund	2.76%	2,359,345	808,770	(263,437)	6,474,284	(1,212,629)	(4,676)	—	293,902	8,161,657
Invesco International Core Equity Fund	3.51%	2,934,214	1,526,720	(391,845)	7,664,073	(1,351,838)	(26,756)	—	1,118,204	10,354,568
Invesco International Growth Fund	3.25%	2,710,172	1,181,147	(443,830)	6,556,095	(389,495)	(19,531)	—	392,897	9,594,558

Total Foreign Equity Funds		8,003,731	3,516,637	(1,099,112)	20,694,452	(2,953,962)	(50,963)	—		28,110,783

Real Estate Funds-1.66%
Invesco Global Real Estate Fund	1.66%	1,433,475	659,733	(338,527)	3,838,245	(706,644)	645	72,388	552,820	4,886,927

Money Market Funds-0.29%
Liquid Assets Portfolio	0.14%	47,217	8,190,022	(7,809,086)	—	—	—	241	428,153	428,153
Premier Portfolio	0.15%	47,217	8,190,022	(7,809,086)	—	—	—	149	428,153	428,153

Total Money Market Funds		94,434	16,380,044	(15,618,172)	—	—	—	390		856,306

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $290,144,686)	100.11%	$73,902,037	$43,569,789	$(50,684,726)	$226,619,089	$2,678,243 (c)	$(499,282)	$3,484,952		$295,585,150

OTHER ASSETS LESS LIABILITIES	(0.11)%									(323,829)

NET ASSETS	100.00%									$295,261,321

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c)	Includes $15,494,996 of unrealized appreciation from the acquisition of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
          Each Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have
Invesco Allocation Funds

A.	Security Valuations — (continued)
additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.
Equity Securities

Fund Name	Level 1	Level 2	Level 3	Total

Invesco Growth Allocation Fund	$812,358,534	$—	$—	$812,358,534

Invesco Moderate Allocation Fund	719,765,707	—	—	719,765,707

Invesco Moderately Conservative Allocation Fund	295,585,150	—	—	295,585,150

Invesco Allocation Funds

NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At September 30, 2011
	For the nine months ended					Net Unrealized
	September 30, 2011*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales **	Cost***	Appreciation	(Depreciation)	(Depreciation)

Invesco Growth Allocation Fund	$77,042,878	$63,282,099	$831,788,750	$28,499,644	$(47,929,860)	$(19,430,216)

Invesco Moderate Allocation Fund	56,267,285	76,176,368	725,818,521	17,483,866	(23,536,680)	(6,052,814)

Invesco Moderately Conservative Allocation Fund	27,189,745	11,603,003	293,157,589	7,708,260	(5,280,699)	2,427,561

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Excludes sales of securities received in connection with acquisitions in the amount of $76,127,856, $31,979,200 and $23,463,551 for Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Moderately Conservative Allocation Fund, respectively.

***	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Allocation Funds

Invesco Global Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011
invesco.com/us           GEQ-QTR-1   09/11           Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.84%

Australia—2.71%
BHP Billiton Ltd.	39,148	$1,301,096
Campbell Brothers Ltd.	16,734	666,849
Iluka Resources Ltd.	50,113	586,088
Rio Tinto Ltd.	9,753	571,191
Telstra Corp. Ltd.	146,607	437,086

		3,562,310

Austria—2.51%
Andritz AG	22,311	1,829,021
Voestalpine AG	50,432	1,461,448

		3,290,469

Belgium—1.68%
Solvay SA	23,497	2,209,975

Canada—5.40%
ATCO Ltd. -Class I	12,200	720,570
BCE Inc.	65,600	2,458,905
Canadian Imperial Bank of Commerce	8,000	560,046
IGM Financial, Inc. (b)	47,300	2,009,866
National Bank of Canada (b)	17,100	1,140,163
Tim Hortons, Inc.	4,100	190,528

		7,080,078

Denmark—0.54%
Novo Nordisk A.S. -Class B	7,093	704,971

France—1.08%
Arkema	14,976	869,552
Vivendi S.A.	27,121	553,642

		1,423,194

Germany—1.92%
Deutsche Lufthansa AG	34,799	448,824
Kabel Deutschland Holding AG (c)	27,985	1,513,681
MAN SE	3,153	243,793
Suedzucker AG	11,145	316,176

		2,522,474

Greece—0.64%
OPAP S.A.	82,266	834,537

Hong Kong—1.10%
Cheung Kong (Holdings) Ltd.	92,000	981,997
SJM Holdings Ltd.	262,000	454,759

		1,436,756

Italy—0.71%
Enel S.p.A.	39,034	172,668
Eni S.p.A.	43,535	764,787

		937,455

Japan—11.81%
Asahi Glass Co., Ltd.	268,000	2,614,667
Fuji Heavy Industries Ltd.	387,000	2,262,122
Kao Corp.	57,100	1,589,354
Mitsubishi Electric Corp.	206,000	1,825,603
Mitsubishi UFJ Financial Group, Inc.	318,700	1,433,349
Mitsui & Co., Ltd.	13,000	188,284
Mizuho Financial Group, Inc.	942,400	1,362,027
Sankyu, Inc.	74,000	347,909
Sumitomo Mitsui Financial Group, Inc.	30,800	869,805
Takeda Pharmaceutical Co. Ltd.	56,600	2,689,107
Tokio Marine Holdings, Inc.	12,200	309,453

		15,491,680

Netherlands—0.49%
Delta Lloyd N.V.	30,076	474,958
European Aeronautic Defence and Space Co.	6,145	172,369

		647,327

New Zealand—1.67%
Telecom Corp. of New Zealand Ltd.	1,106,184	2,187,286

Portugal—0.86%
Jeronimo Martins, SGPS, S.A.	72,558	1,130,367

Singapore—0.18%
UOL Group Ltd.	77,000	242,602

Spain—0.76%
Banco Santander S.A.	121,373	992,044

Supranational—0.79%
Wynn Macau, Ltd.	448,000	1,034,988

Sweden—4.07%
Nordea Bank A.B.	130,427	1,053,432
Saab A.B. -Class B	66,176	1,188,592
Skandinaviska Enskilda Banken A.B. -Class A	114,613	615,961
Swedish Match A.B.	71,786	2,374,312
Volvo A.B. -Class B	11,688	114,222

		5,346,519

Switzerland—1.08%
Banque Cantonale Vaudoise	1,646	848,226
GAM Holding AG (c)	12,791	159,863
STMicroelectronics N.V.	39,817	260,119
Swiss Life Holding (c)	1,365	149,199

		1,417,407

United Kingdom—6.98%
AstraZeneca PLC	51,827	2,294,286
BHP Billiton PLC	65,481	1,734,779
BT Group PLC	68,133	182,604
Ladbrokes PLC	118,640	219,022
See accompanying notes which are an integral part of this schedule.
Invesco Global Equity Fund

	Shares	Value

United Kingdom—(continued)
Next PLC	30,430	$1,190,878
Prudential PLC	19,900	170,295
Rio Tinto PLC	36,834	1,626,456
Royal Dutch Shell PLC — Class A	13,468	417,634
Royal Dutch Shell PLC -Class B	19,615	609,120
SSE PLC	18,099	361,890
William Hill PLC	99,903	350,948

		9,157,912

United States—48.86%
Activision Blizzard, Inc.	218,500	2,600,150
American Capital Ltd. (c)	45,589	310,917
Amgen Inc.	50,800	2,791,460
Apollo Group, Inc. -Class A (c)	35,000	1,386,350
Biogen Idec Inc. (c)	7,400	689,310
Capital One Financial Corp.	16,500	653,895
Cardinal Health, Inc.	39,000	1,633,320
Chevron Corp.	37,200	3,441,744
Citigroup Inc.	43,590	1,116,776
Coca-Cola Enterprises, Inc.	36,100	898,168
ConocoPhillips	44,680	2,829,138
Dell Inc. (c)	184,100	2,605,015
Discover Financial Services	21,200	486,328
Domtar Corp.	31,000	2,113,270
Dr. Pepper Snapple Group, Inc.	13,300	515,774
Eli Lilly & Co.	9,600	354,912
Exxon Mobil Corp.	48,565	3,527,276
Forest Laboratories, Inc. (c)	15,400	474,166
Humana Inc.	15,400	1,120,042
IAC/InterActiveCorp (c)	63,900	2,527,245
International Business Machines Corp.	21,500	3,763,145
ITT Educational Services, Inc. (b)(c)	4,300	247,594
JPMorgan Chase & Co.	61,400	1,849,368
KBR, Inc.	44,600	1,053,898
KeyCorp	131,400	779,202
Limited Brands, Inc.	34,400	1,324,744
M&T Bank Corp.	12,200	852,780
Macy’s, Inc.	17,700	465,864
Marathon Oil Corp.	101,100	2,181,738
Microsoft Corp.	31,400	781,546
Motorola Solutions, Inc.	64,000	2,681,600
Northrop Grumman Corp.	23,628	1,232,436
Pfizer Inc.	117,800	2,082,704
Philip Morris International Inc.	46,800	2,919,384
Sprint Nextel Corp. (c)	330,500	1,004,720
Travelers Cos., Inc. (The)	43,400	2,114,882
UnitedHealth Group, Inc.	56,500	2,605,780
Valero Energy Corp.	57,100	1,015,238
Verizon Communications Inc.	83,800	3,083,840

		64,115,719

Total Common Stocks & Other Equity Interests (Cost $136,048,736)		125,766,070

Money Market Funds—3.09%
Liquid Assets Portfolio - Institutional Class (d)	2,024,871	2,024,871
Premier Portfolio — Institutional Class (d)	2,024,871	2,024,871

Total Money Market Funds (Cost $4,049,742)		4,049,742

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.93% (Cost $140,098,478)		129,815,812

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.06%
Liquid Assets Portfolio — Institutional Class (Cost $2,703,900)(d)(e)	2,703,900	2,703,900
TOTAL INVESTMENTS—100.99% (Cost $142,802,378)		132,519,712

OTHER ASSETS LESS LIABILITIES—(0.99)%		(1,300,957)

NET ASSETS—100.00%		$131,218,755

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2011.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Global Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Equity Fund

A.	Security Valuations —(continued) Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Global Equity Fund

E.	Foreign Currency Translations —(continued) recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Global Equity Fund

NOTE 2 — Additional Valuation Information-(continued)
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$3,562,310	$—	$3,562,310
Austria	—	3,290,469	—	3,290,469
Belgium	—	2,209,975	—	2,209,975
Canada	7,080,078	—	—	7,080,078
Denmark	—	704,971	—	704,971
France	—	1,423,194	—	1,423,194
Germany	1,513,681	1,008,793	—	2,522,474
Greece	—	834,537	—	834,537
Hong Kong	—	1,436,756	—	1,436,756
Italy	—	937,455	—	937,455
Japan	—	15,491,680	—	15,491,680
Netherlands	—	647,327	—	647,327
New Zealand	—	2,187,286	—	2,187,286
Portugal	—	1,130,367	—	1,130,367
Singapore	—	242,602	—	242,602
Spain	—	992,044	—	992,044
Supranational	—	1,034,988	—	1,034,988
Sweden	—	5,346,519	—	5,346,519
Switzerland	—	1,417,407	—	1,417,407
United Kingdom	—	9,157,912	—	9,157,912
United States	70,869,361	—	—	70,869,361

	$79,463,120	$53,056,592	$—	$132,519,712

Futures*	(120,861)	—	—	(120,861)

Total Investments	$79,342,259	$53,056,592	$—	$132,398,851

*	Unrealized appreciation (depreciation).
Invesco Global Equity Fund

NOTE 3 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

CME E-Mini S&P 500 Index	47	December-2011	$2,646,100	$(116,325)
Dow Jones EURO STOXX 50 Index	42	December-2011	1,212,944	20,672
FTSE 100 Index	6	December-2011	476,196	(14,731)
SGX NIKKEI 225 Index	12	December-2011	675,272	(10,477)

Total			$5,010,512	$(120,861)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $114,440,138 and $139,604,802, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,044,156
Aggregate unrealized (depreciation) of investment securities	(18,471,530)

Net unrealized appreciation (depreciation) of investment securities	$(10,427,374)

Cost of investments for tax purposes is $142,947,086.
Invesco Global Equity Fund

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011
invesco.com/us           INCAL-QTR-1    09/11           Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers-100.06%(a)

					Transactions	Change in
					in Connection	Unrealized
	% of Net	Value	Purchases	Proceeds	with	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Acquisitions	(Depreciation)	Gain (Loss)	Income	09/30/11	09/30/11

Domestic Equity Funds-22.11%
Invesco Diversified Dividend Fund	13.69%	$12,944,748	$1,715,818	$(1,320,792)	$—	$(1,221,096)	$(227,271)	$190,239	1,086,966	$11,891,407

Invesco Utilities Fund	8.42%	6,841,963	971,996	(983,563)	—	658,482	(170,377)	158,353	456,550	7,318,501

Total Domestic Equity Funds		19,786,711	2,687,814	(2,304,355)	—	(562,614)	(397,648)	348,592		19,209,908

Fixed-Income Funds-66.86%
Invesco Core Bond Fund	—%	14,125,012	1,208,306	(564,798)	(15,693,633)	1,006,647	(81,534)	282,495	—	—

Invesco Core Plus Bond Fund	18.37%	—	1,752,040	(630,225)	15,693,633	(776,212)	(81,263)	210,521	1,516,918	15,957,973

Invesco Floating Rate Fund	7.01%	5,872,142	1,013,851	(480,952)	—	(227,507)	(88,065)	222,923	827,374	6,089,469

Invesco High Yield Fund	13.62%	12,112,809	2,138,305	(1,288,509)	—	(1,020,793)	(107,199)	714,433	3,058,039	11,834,613

Invesco Income Fund	—%	7,043,754	639,110	(283,563)	(8,098,797)	766,464	(66,968)	189,430	—	—

Invesco International Total Return Fund	5.15%	4,259,952	575,907	(553,391)	—	128,650	61,309	67,381	391,288	4,472,427

Invesco Short Term Bond Fund	6.19%	4,760,146	1,099,680	(403,046)	—	(25,489)	(50,690)	95,643	627,110	5,380,601

Invesco U.S. Government Fund	7.63%	5,552,137	1,275,101	(475,385)	—	247,130	26,160	144,605	708,571	6,625,143

Invesco Van Kampen Corporate Bond Fund	8.89%	—	610,667	(307,903)	8,098,797	(606,648)	(69,948)	115,599	1,141,058	7,724,965

Total Fixed-Income Funds		53,725,952	10,312,967	(4,987,772)	—	(507,758)	(458,198)	2,043,030		58,085,191

Foreign Equity Funds-4.25%
Invesco International Core Equity Fund	4.25%	4,547,522	508,526	(623,717)	—	(483,359)	(258,521)	—	398,537	3,690,451

Real Estate Funds-6.84%
Invesco Select Real Estate Income Fund	6.84%	5,945,519	905,846	(647,285)	—	(186,715)	(70,836)	193,909	760,426	5,946,529

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $90,030,044)	100.06%	$84,005,704	$14,415,153	$(8,563,129)	—	$(1,740,446)	$(1,185,203)	$2,585,531		$86,932,079

OTHER ASSETS LESS LIABILITIES	(0.06)%									(55,870)

NET ASSETS	100.00%									$86,876,209

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to
Invesco Income Allocation Fund

A.	Security Valuations — (continued)
sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
               During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$86,932,079	$—	$—	$86,932,079

Invesco Income Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $14,415,153 and $8,563,129, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,182,563
Aggregate unrealized (depreciation) of investment securities	(11,553,339)

Net unrealized appreciation (depreciation) of investment securities	$(10,370,776)

Cost of investments for tax purposes is $97,302,855.
Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

invesco.com/us          INTAL-QTR-1   09/11     Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)
Invesco International Allocation Fund
Schedule of Investments in Affiliated Issuers—100.30%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/11	09/30/11

Foreign Equity Funds—99.94%
Invesco Developing Markets Fund	4.37%	$10,679,901	$389,865	$(2,185,964)	$(1,608,699)	$132,978	$—	266,766	$7,408,081

Invesco Emerging Markets Equity Fund	4.07%	—	8,553,093	(44,152)	(1,599,637)	(5,191)	—	964,262	6,904,113

Invesco International Core Equity Fund	30.79%	72,926,975	3,174,075	(13,011,665)	(5,441,910)	(5,460,528)	—	5,635,739	52,186,947

Invesco International Growth Fund	22.53%	46,667,953	1,665,788	(4,823,335)	(4,914,530)	(395,519)	—	1,564,306	38,200,357

Invesco International Small Company Fund	9.97%	23,198,447	667,086	(5,357,330)	614,018	(2,223,646)	—	1,000,508	16,898,575

PowerShares International Dividend Achievers Portfolio — ETF	28.21%	54,532,047	3,743,152	(4,717,695)	(5,321,220)	(406,345)	1,223,523	3,478,541	47,829,939

Total Foreign Equity Funds		208,005,323	18,193,059	(30,140,141)	(18,271,978)	(8,358,251)	1,223,523		169,428,012

Money Market Funds—0.36%
Liquid Assets Portfolio	0.18%	734,287	8,462,090	(8,895,919)	—	—	206	300,458	300,458

Premier Portfolio	0.18%	734,287	8,462,090	(8,895,919)	—	—	116	300,458	300,458

Total Money Market Funds		1,468,574	16,924,180	(17,791,838)	—	—	322		600,916

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $210,669,125)	100.30%	$209,473,897	$35,117,239	$(47,931,979)	$(18,271,978)	$(8,358,251)	$1,223,845		$170,028,928

OTHER ASSETS LESS LIABILITIES	(0.30)%								(506,299)

NET ASSETS	100.00%								$169,522,629

Investment Abbreviations:

ETF	— Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A. Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco International Allocation Fund

A. Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B. Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$170,028,928	$—	$—	$170,028,928

Invesco International Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $18,193,059 and $30,140,141, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$761,363
Aggregate unrealized (depreciation) of investment securities	(58,836,715)

Net unrealized appreciation (depreciation) of investment securities	$(58,075,352)

Cost of investments for tax purposes is $228,104,280.
Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

MCCE-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—88.10%
Aerospace & Defense—4.57%
Alliant Techsystems Inc.	596,216	$32,499,734
ITT Corp.	741,412	31,139,304
Moog Inc. -Class A (b)	500,057	16,311,859
Rockwell Collins, Inc.	600,459	31,680,217

		111,631,114

Air Freight & Logistics—0.80%
Expeditors International of Washington, Inc.	483,297	19,597,693

Apparel Retail—2.20%
American Eagle Outfitters, Inc.	2,318,402	27,171,671
Citi Trends Inc. (b)(c)	844,189	9,936,105

Guess?, Inc.	585,877	16,691,636

		53,799,412
Apparel, Accessories & Luxury Goods—0.50%
Carter’s, Inc. (b)	400,488	12,230,904

Application Software—1.82%
Adobe Systems Inc. (b)	1,842,077	44,523,001

Asset Management & Custody Banks—3.61%
Legg Mason, Inc.	1,384,175	35,587,139

Northern Trust Corp.	1,501,644	52,527,507

		88,114,646
Auto Parts & Equipment—0.96%
Tenneco Inc. (b)	914,020	23,408,052

Biotechnology—0.90%
Biogen Idec Inc. (b)	236,306	22,011,904

Brewers—2.00%
Molson Coors Brewing Co. -Class B	1,234,048	48,880,641

Communications Equipment—4.02%
Brocade Communications Systems, Inc. (b)	1,968,226	8,502,736
Juniper Networks, Inc. (b)	1,118,532	19,305,862
Motorola Mobility Holdings Inc. (b)	876,706	33,121,953
Motorola Solutions, Inc.	313,289	13,126,809
Research In Motion Ltd. (Canada) (b)	598,559	12,150,748

Tellabs, Inc.	2,790,981	11,973,309

		98,181,417
Computer & Electronics Retail—2.05%
Best Buy Co., Inc.	1,108,471	25,827,374

GameStop Corp. -Class A (b)	1,051,005	24,278,216

		50,105,590
Computer Storage & Peripherals—0.57%
SMART Technologies Inc. -Class A (Canada) (b)	3,318,369	13,937,150

Construction & Engineering—2.18%
Chicago Bridge & Iron Co. N.V. -New York Shares (Netherlands)	854,076	24,452,196

Foster Wheeler AG (Switzerland) (b)	1,616,313	28,754,208

		53,206,404
Construction & Farm Machinery & Heavy Trucks—0.34%
Terex Corp. (b)	820,140	8,414,636

Construction Materials—0.61%
CRH PLC (Ireland)	972,410	14,995,396

Consumer Electronics—0.43%
Garmin Ltd. (Switzerland)	332,218	10,554,566

Data Processing & Outsourced Services—0.67%
Western Union Co. (The)	1,063,777	16,265,150

Department Stores—0.84%
Macy’s, Inc.	782,047	20,583,477

Electric Utilities—1.16%
Edison International	737,673	28,215,992

Electrical Components & Equipment—1.87%
Cooper Industries PLC (Ireland)	514,952	23,749,586

Thomas & Betts Corp. (b)	549,277	21,921,645

		45,671,231
Electronic Components—1.54%
Amphenol Corp. -Class A	707,681	28,852,154

Dolby Laboratories Inc. -Class A (b)	318,827	8,748,613

		37,600,767
Electronic Manufacturing Services—0.69%
Molex Inc.	828,283	16,872,125

Environmental & Facilities Services—1.21%
Republic Services, Inc.	1,053,030	29,548,022

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

	Shares	Value

Fertilizers & Agricultural Chemicals—0.70%
Scotts Miracle-Gro Co. (The) -Class A	383,764	$17,115,874

Food Retail—3.02%
Kroger Co. (The)	524,354	11,514,814

Safeway Inc.	3,752,509	62,404,225

		73,919,039
Gold—0.64%
Agnico-Eagle Mines Ltd. (Canada)	264,632	15,750,897

Health Care Equipment—3.27%
Boston Scientific Corp. (b)	7,562,867	44,696,544

Hologic, Inc. (b)	2,318,076	35,257,936

		79,954,480
Health Care Facilities—1.06%
Rhoen-Klinikum AG (Germany)	710,567	14,382,954

VCA Antech, Inc. (b)	726,410	11,608,032

		25,990,986
Health Care Services—2.10%
DaVita, Inc. (b)	182,779	11,454,760

Laboratory Corp. of America Holdings (b)	232,805	18,403,235

Quest Diagnostics Inc.	436,745	21,557,733

		51,415,728
Industrial Conglomerates—0.60%
Tyco International Ltd.	362,202	14,759,732

Industrial Machinery—4.11%
Flowserve Corp.	276,614	20,469,436
Ingersoll-Rand PLC (Ireland)	645,870	18,142,488
Parker Hannifin Corp.	434,967	27,459,467

SPX Corp.	756,785	34,289,928

		100,361,319
Insurance Brokers—1.45%
Marsh & McLennan Cos., Inc.	1,333,158	35,382,013

Investment Banking & Brokerage—0.46%
Charles Schwab Corp. (The)	997,674	11,243,786

Leisure Products—0.41%
Hasbro, Inc.	306,166	9,984,073

Life & Health Insurance—0.94%
Torchmark Corp.	656,131	22,872,727

Life Sciences Tools & Services—1.89%
Agilent Technologies, Inc. (b)	677,878	21,183,688

Waters Corp. (b)	332,190	25,077,023

		46,260,711
Managed Health Care—1.78%
Aetna Inc.	1,195,698	43,463,622

Marine—1.24%
Kirby Corp. (b)	574,814	30,258,209

Multi-Sector Holdings—0.13%
PICO Holdings, Inc. (b)	149,488	3,065,999

Oil & Gas Drilling—0.63%
Ensco PLC -ADR (United Kingdom)	382,427	15,461,524

Oil & Gas Equipment & Services—5.30%
Cal Dive International, Inc. (b)	5,351,533	10,221,428

Cameron International Corp. (b)	744,158	30,912,323

Dresser-Rand Group, Inc. (b)	745,925	30,232,340

ShawCor Ltd. — Class A (Canada)	1,026,325	23,822,255

Weatherford International Ltd. (b)	2,808,207	34,288,208

		129,476,554
Oil & Gas Exploration & Production—2.56%
Newfield Exploration Co. (b)	409,600	16,257,024

Southwestern Energy Co. (b)	1,386,413	46,209,145

		62,466,169
Oil & Gas Refining & Marketing—0.41%
Valero Energy Corp.	566,909	10,079,642

Paper Packaging—0.10%
Sealed Air Corp.	144,750	2,417,325

Personal Products—1.01%
Avon Products, Inc.	1,257,198	24,641,081

Pharmaceuticals—0.97%
Hospira, Inc. (b)	315,220	11,663,140

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	325,439	12,112,840

		23,775,980
Property & Casualty Insurance—2.14%
Progressive Corp. (The)	2,950,554	52,401,839

Restaurants—0.98%
Darden Restaurants, Inc.	562,537	24,048,457

Semiconductor Equipment—0.36%
FormFactor Inc. (b)	1,403,582	8,744,316

Semiconductors—2.75%
Linear Technology Corp.	1,362,302	37,667,650
Microchip Technology, Inc.	425,723	13,244,242

Xilinx, Inc.	591,181	16,222,007

		67,133,899
Specialized Finance—0.68%
Moody’s Corp.	546,201	16,631,820

Specialty Chemicals—2.62%
International Flavors & Fragrances Inc.	557,036	31,316,564

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

	Shares	Value

Specialty Chemicals—(continued)
Sigma-Aldrich Corp.	530,647	$32,788,678

		64,105,242
Specialty Stores—0.30%
Staples, Inc.	557,492	7,414,644

Systems Software—4.48%
CA, Inc.	2,293,108	44,509,227

Symantec Corp. (b)	3,982,454	64,914,000

		109,423,227
Thrifts & Mortgage Finance—1.92%
People’s United Financial Inc.	4,107,573	46,826,332

Trucking—0.89%
Con-way Inc.	983,166	21,757,464

Wireless Telecommunication Services—0.66%
MetroPCS Communications, Inc. (b)	1,859,310	16,194,590

Total Common Stocks & Other Equity Interests (Cost $2,327,610,215)		2,153,148,590

Money Market Funds—12.05%
Liquid Assets Portfolio — Institutional Class (d)	147,242,278	147,242,278
Premier Portfolio — Institutional Class (d)	147,242,278	147,242,278
Total Money Market Funds (Cost $294,484,556)		294,484,556
TOTAL INVESTMENTS—100.15% (Cost $2,622,094,771)		2,447,633,146

OTHER ASSETS LESS LIABILITIES—(0.15)%		(3,622,703)

NET ASSETS—100.00%		$2,444,010,443

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2011 represented 0.41% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Mid Cap Core Equity Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco Mid Cap Core Equity Fund

E.	Foreign Currency Translations — (continued)
arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,418,254,796	$29,378,350	$—	$2,447,633,146

Invesco Mid Cap Core Equity Fund

NOTE 3 — Investments in Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended September 30, 2011.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	12/31/10	Cost	Sales	(Depreciation)	Gain (Loss)	09/30/11	Income

Citi Trends Inc.	$—	$10,698,367	$—	$(762,262)	$—	$9,936,105	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $1,071,443,185 and $896,537,783, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$185,854,070

Aggregate unrealized (depreciation) of investment securities	(363,877,144)

Net unrealized appreciation (depreciation) of investment securities	$(178,023,074)

Cost of investments for tax purposes is $2,625,656,220.
Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

SCG-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.69%(a)
Advertising—0.56%
National CineMedia, Inc.	585,326	$8,493,080

Aerospace & Defense—2.82%
Hexcel Corp. (b)	634,192	14,053,695
TransDigm Group, Inc. (b)	347,636	28,391,432

		42,445,127

Air Freight & Logistics—1.50%
Forward Air Corp.	384,444	9,784,100
Hub Group, Inc. -Class A (b)	452,613	12,795,369

		22,579,469

Apparel Retail—2.50%
DSW, Inc. -Class A	274,145	12,660,016
Foot Locker, Inc.	684,427	13,750,139
Urban Outfitters, Inc. (b)	499,791	11,155,335

		37,565,490

Apparel, Accessories & Luxury Goods—1.71%
Maidenform Brands, Inc. (b)	517,869	12,123,314
Under Armour, Inc. -Class A (b)(c)	204,159	13,558,199

		25,681,513

Application Software—8.00%
ANSYS, Inc. (b)	243,966	11,964,093
Aspen Technology, Inc. (b)(c)	898,093	13,713,880
BroadSoft, Inc. (b)(c)	432,207	13,117,482
Fair Isaac Corp.	416,441	9,090,907
Informatica Corp. (b)	454,252	18,601,619
Interactive Intelligence Group (b)	351,228	9,535,840
Manhattan Associates, Inc. (b)	408,456	13,511,725
Parametric Technology Corp. (b)	517,107	7,953,106
Quest Software, Inc. (b)	600,242	9,531,843
SolarWinds, Inc. (b)	605,223	13,327,010

		120,347,505

Asset Management & Custody Banks—0.86%
Affiliated Managers Group, Inc. (b)	165,469	12,914,855

Auto Parts & Equipment—1.14%
Tenneco, Inc. (b)	333,264	8,534,891
TRW Automotive Holdings Corp. (b)	264,608	8,660,620

		17,195,511

Automotive Retail—1.45%
Group 1 Automotive, Inc. (c)	289,579	10,294,534
Monro Muffler Brake, Inc.	347,965	11,472,406

		21,766,940

Biotechnology—2.94%
Acorda Therapeutics, Inc. (b)	357,138	7,128,474
BioMarin Pharmaceutical, Inc. (b)	538,025	17,146,857
Incyte Corp. (b)(c)	929,749	12,988,594
United Therapeutics Corp. (b)	184,224	6,906,558

		44,170,483

Casinos & Gaming—0.97%
Penn National Gaming, Inc. (b)	437,974	14,580,154

Coal & Consumable Fuels—0.21%
James River Coal Co. (b)(c)	501,498	3,194,542

Communications Equipment—2.49%
Ciena Corp. (b)(c)	535,954	6,002,685
Finisar Corp. (b)	584,195	10,246,780
Netgear, Inc. (b)	389,541	10,085,216
Polycom, Inc. (b)	601,632	11,051,980

		37,386,661

Construction & Farm Machinery & Heavy Trucks—2.00%
Lindsay Corp. (c)	172,038	9,255,645
Meritor, Inc. (b)	783,919	5,534,468
Wabtec Corp.	289,615	15,311,945

		30,102,058

Data Processing & Outsourced Services—0.95%
Alliance Data Systems Corp. (b)	154,714	14,341,988

Distributors—0.75%
Pool Corp. (c)	432,568	11,324,630

Diversified Chemicals—1.26%
Olin Corp.	614,740	11,071,467
Solutia, Inc. (b)	611,396	7,856,439

		18,927,906

Diversified REIT’s—0.84%
Colonial Properties Trust	695,800	12,635,728

Electric Utilities—1.03%
ITC Holdings Corp.	199,419	15,441,013

Electrical Components & Equipment—1.14%
General Cable Corp. (b)	313,405	7,318,007
Thomas & Betts Corp. (b)	244,920	9,774,757

		17,092,764

Electronic Components—0.69%
Littelfuse, Inc.	257,544	10,355,844

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

Environmental & Facilities Services—0.86%
Fuel Tech, Inc. (b)	200,668	$1,167,888
Tetra Tech, Inc. (b)	627,472	11,758,825

		12,926,713

Fertilizers & Agricultural Chemicals—0.61%
Intrepid Potash, Inc. (b)	367,560	9,141,217

Food Retail—0.78%
Ruddick Corp.	300,352	11,710,725

Footwear—0.90%
Steven Madden Ltd. (b)	448,117	13,488,322

Gold—0.64%
Allied Nevada Gold Corp. (b)	143,668	5,144,751
Detour Gold Corp. (Canada)(b)	171,183	4,458,401

		9,603,152

Health Care Distributors—0.62%
PSS World Medical, Inc. (b)	470,624	9,266,587

Health Care Equipment—3.77%
Insulet Corp. (b)(c)	472,754	7,214,226
Masimo Corp.	526,945	11,408,359
Sirona Dental Systems, Inc. (b)	300,462	12,742,593
STERIS Corp.	430,791	12,609,253
Zoll Medical Corp. (b)	337,871	12,751,252

		56,725,683

Health Care Facilities—1.03%
Health Management Associates, Inc. -Class A (b)	1,242,845	8,600,487
VCA Antech, Inc. (b)	426,307	6,812,386

		15,412,873

Health Care Services—2.34%
Chemed Corp.	253,835	13,950,772
HMS Holdings Corp. (b)	395,013	9,634,367
Mednax, Inc. (b)	184,055	11,529,205

		35,114,344

Health Care Supplies—0.44%
Meridian Bioscience, Inc.	418,156	6,581,775

Health Care Technology—2.03%
Allscripts Healthcare Solutions, Inc. (b)	752,033	13,551,635
Quality Systems, Inc. (c)	174,396	16,916,412

		30,468,047

Hotels, Resorts & Cruise Lines—0.58%
Choice Hotels International, Inc.	295,441	8,780,507

Industrial Machinery—2.13%
Crane Co.	298,179	10,642,008
Kennametal, Inc.	323,648	10,596,236
Lincoln Electric Holdings, Inc.	371,537	10,778,288

		32,016,532

Insurance Brokers—0.42%
Brown & Brown, Inc.	355,322	6,324,732

Internet Software & Services—3.65%
Ancestry.com, Inc. (b)(c)	308,662	7,253,557
Open Text Corp. (Canada)(b)(c)	230,310	12,003,757
RightNow Technologies, Inc. (b)	422,795	13,973,375
ValueClick, Inc. (b)	968,962	15,077,049
WebMD Health Corp. (b)	218,364	6,583,674

		54,891,412

Investment Banking & Brokerage—0.71%
Greenhill & Co., Inc. (c)	150,409	4,300,193
Stifel Financial Corp. (b)	240,843	6,396,790

		10,696,983

Leisure Facilities—0.87%
Life Time Fitness, Inc. (b)(c)	353,390	13,022,422

Life Sciences Tools & Services—2.52%
Bruker Corp. (b)	666,129	9,012,725
Parexel International Corp. (b)	473,466	8,962,712
PerkinElmer, Inc.	473,635	9,098,528
Techne Corp.	160,084	10,887,313

		37,961,278

Managed Health Care—0.78%
Centene Corp. (b)	410,964	11,782,338

Metal & Glass Containers—0.65%
Greif, Inc. -Class A	226,124	9,698,458

Movies & Entertainment—0.34%
DreamWorks Animation SKG, Inc. -Class A (b)(c)	280,462	5,098,799

Oil & Gas Drilling—0.58%
Patterson-UTI Energy, Inc.	505,045	8,757,480

Oil & Gas Equipment & Services—2.80%
Dresser-Rand Group, Inc. (b)	290,262	11,764,319
Dril-Quip, Inc. (b)	174,458	9,405,031
FMC Technologies, Inc. (b)	299,168	11,248,717
Lufkin Industries, Inc.	180,545	9,606,799

		42,024,866

Oil & Gas Exploration & Production—2.50%
Bill Barrett Corp. (b)	283,951	10,290,384
Carrizo Oil & Gas, Inc. (b)	373,608	8,051,252
Energen Corp.	249,577	10,205,204
SandRidge Energy, Inc. (b)(c)	1,627,166	9,047,043

		37,593,883

Oil & Gas Refining & Marketing—0.94%
HollyFrontier Corp.	540,354	14,168,082

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

Packaged Foods & Meats—2.99%
B&G Foods, Inc.	701,040	$11,693,347
Diamond Foods, Inc. (c)	232,437	18,546,148
Lancaster Colony Corp. (c)	242,134	14,772,596

		45,012,091

Personal Products—1.07%
Nu Skin Enterprises, Inc. -Class A	397,272	16,097,461

Pharmaceuticals—1.81%
Medicis Pharmaceutical Corp. -Class A	440,476	16,068,564
Salix Pharmaceuticals Ltd. (b)	374,786	11,093,666

		27,162,230

Property & Casualty Insurance—1.07%
ProAssurance Corp.	222,670	16,036,693

Regional Banks—1.78%
City National Corp.	198,493	7,495,096
Huntington Bancshares, Inc.	1,739,553	8,349,854
SVB Financial Group (b)	296,175	10,958,475

		26,803,425

Research & Consulting Services—1.00%
CoStar Group, Inc. (b)	290,445	15,094,427

Restaurants—2.31%
Buffalo Wild Wings, Inc. (b)	226,773	13,561,025
Darden Restaurants, Inc.	249,934	10,684,679
Jack in the Box, Inc. (b)	529,795	10,553,516

		34,799,220

Security & Alarm Services—1.01%
Corrections Corp. of America (b)	667,246	15,139,812

Semiconductor Equipment—1.38%
Cymer, Inc. (b)	273,743	10,177,765
Teradyne, Inc. (b)(c)	965,629	10,631,575

		20,809,340

Semiconductors—5.83%
Cavium, Inc. (b)	420,376	11,354,356
Hittite Microwave Corp. (b)	259,707	12,647,731
Microsemi Corp. (b)	751,104	12,002,642
Netlogic Microsystems, Inc. (b)	135,549	6,521,262
PMC-Sierra, Inc. (b)	1,686,753	10,086,783
Power Integrations, Inc. (c)	403,136	12,339,993
Semtech Corp. (b)	609,354	12,857,369
Volterra Semiconductor Corp. (b)	508,673	9,781,782

		87,591,918

Specialized Consumer Services—0.75%
Weight Watchers International, Inc. (c)	194,044	11,303,063

Specialty Chemicals—0.57%
Rockwood Holdings, Inc. (b)	253,940	8,555,239

Specialty Stores—2.53%
Dick’s Sporting Goods, Inc. (b)	371,666	12,435,944
Tractor Supply Co.	201,308	12,591,816
Vitamin Shoppe, Inc. (b)	349,046	13,068,282

		38,096,042

Steel—0.86%
Carpenter Technology Corp.	287,007	12,883,744

Systems Software—2.58%
CommVault Systems, Inc. (b)	399,265	14,796,761
MICROS Systems, Inc. (b)	335,290	14,722,584
Websense, Inc. (b)	533,687	9,232,785

		38,752,130

Trading Companies & Distributors—1.06%
Watsco, Inc. (c)	151,187	7,725,656
WESCO International, Inc. (b)	246,910	8,283,830

		16,009,486

Wireless Telecommunication Services—0.79%
SBA Communications Corp. -Class A (b)	346,338	11,941,734

Total Common Stocks & Other Equity Interests (Cost $1,375,372,508)		1,483,888,526

Money Market Funds—1.89%
Liquid Assets Portfolio — Institutional Class (d)	14,213,961	14,213,961
Premier Portfolio — Institutional Class (d)	14,213,961	14,213,961

Total Money Market Funds (Cost $28,427,922)		28,427,922

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.58% (Cost $1,403,800,430)		1,512,316,448
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—6.93%
Liquid Assets Portfolio — Institutional Class (Cost $104,264,380)(d)(e)	104,264,380	104,264,380

TOTAL INVESTMENTS—107.51% (Cost $1,508,064,810)		1,616,580,828
OTHER ASSETS LESS LIABILITIES—(7.51)%		(112,964,427)

NET ASSETS—100.00%		$1,503,616,401

Investment Abbreviations:

REIT	— Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Small Cap Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Small Cap Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,616,580,828	$—	$—	$1,616,580,828

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $559,371,885 and $552,845,225, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$260,668,828

Aggregate unrealized (depreciation) of investment securities	(152,612,802)

Net unrealized appreciation of investment securities	$108,056,026

Cost of investments for tax purposes is $1,508,524,802.
Invesco Small Cap Growth Fund

Invesco Van Kampen Leaders Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

invesco.com/us          VK-LEA-QTR-1   09/11     Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)
Schedule of Investments in Affiliated Issuers—100.29%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/11	09/30/11

Domestic Equity Funds—66.26%
Invesco Van Kampen Comstock Fund, Institutional Class	32.80%	$71,675,136	$2,939,897	$(12,838,522)	$(6,001,730)	$(2,034,841)	$865,840	3,945,664	$53,739,940

Invesco Van Kampen Equity and Income Fund, Institutional Class	33.43%	70,076,342	1,308,001	(10,169,537)	(5,876,244)	(562,274)	1,093,801	7,113,803	54,776,288

Total Domestic Equity Funds		141,751,478	4,247,898	(23,008,059)	(11,877,974)	(2,597,115)	1,959,641	11,059,467	108,516,228

Foreign Equity Funds—33.82%
Invesco International Growth Fund, Institutional Class	33.82%	—	64,987,424	(4,612,752)	(4,287,775)	(676,722)	—	2,269,049	55,410,175

Invesco Van Kampen International Growth Fund, Institutional Class	0.00%	68,168,076	3,132,775	(67,962,240)	(2,787,371)	(551,240)	868,345	—	—

Total Foreign Equity Funds		68,168,076	68,120,199	(72,574,992)	(7,075,146)	(1,227,962)	868,345	2,269,049	55,410,175

Money Market Funds—0.24%
Liquid Assets Portfolio — Institutional Class	0.12%	35,035	9,527,626	(9,364,555)	—	—	204	198,106	198,106

Premier Portfolio — Institutional Class	0.12%	35,035	9,527,626	(9,364,555)	—	—	120	198,106	198,106

Total Money Market Funds		70,070	19,055,252	(18,729,110)	—	—	324	396,212	396,212

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $175,596,994)	100.29%	$209,989,624	$91,423,349	$(114,312,161)	$(18,953,120)	$(3,825,077)	$2,828,310	13,724,728	$164,322,615

OTHER ASSETS LESS LIABILITIES	(0.29)%								(469,507)

NET ASSETS	100.00%								$163,853,108

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Leaders Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds,” in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to
Invesco Van Kampen Leaders Fund

sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Anyproceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) forinvestments still held.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$164,322,615	$—	$—	$164,322,615

Invesco Van Kampen Leaders Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $9,645,803 and $32,808,245, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(12,833,453)

Net unrealized (depreciation) of investment securities	$(12,833,453)

Cost of investments for tax purposes is $177,156,068.
Invesco Van Kampen Leaders Fund

Invesco Van Kampen U.S. Mortgage Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

invesco.com/us VK-USM-QTR-1 09/11 Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—126.14%

Collateralized Mortgage Obligations—15.95%

Fannie Mae Grantor Trust 7.75%, 01/19/39(a)	$804,067	$913,243
Fannie Mae Interest STRIPS, 6.50%, 10/01/24	775,022	144,359
8.00%, 05/01/30	2,175,516	487,877
7.50%, 01/01/32	758,425	157,685
Fannie Mae REMICs, 2.00%, 08/25/13	40,207,361	1,206,852
4.50%, 07/25/19 to 11/25/23	32,551,641	5,568,762
8.00%, 08/18/27 to 09/18/27	2,620,254	574,704
6.00%, 08/25/32 to 05/25/33	1,041,460	76,052
7.00%, 09/25/32 to 05/25/33	3,643,887	1,790,431
6.57%, 06/25/39(a)	2,943,351	3,490,779
Freddie Mac REMICs, 4.38%, 05/15/17	5,448,730	5,554,994
4.00%, 06/15/17	8,288,538	8,496,446
4.16%, 07/15/17	6,184,305	6,308,282
3.77%, 09/15/17	6,175,088	6,319,026
3.84%, 09/15/17	6,231,585	6,383,771
4.50%, 06/15/18	1,035,686	1,110,336
3.00%, 10/15/18 to 04/15/26	28,845,186	11,176,899
3.75%, 10/15/18	3,263,287	3,405,669
2.00%, 06/25/19	3,026,026	3,091,936
5.50%, 05/25/25	9,763,619	10,019,127
1.87%, 04/15/38(a)	31,724,776	1,525,514
Freddie Mac STRIPS, 8.00%, 06/01/31	3,545,462	750,381
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	3,634,877	4,065,488
Ginnie Mae, 2.00%, 01/16/13	93,971,387	1,963,917
Ginnie Mae, 4.00%, 04/16/33	2,804,915	2,988,691
Ginnie Mae, 4.50%, 10/20/33	1,612,760	1,733,077
Ginnie Mae, 5.84%, 09/01/49	6,000,000	6,798,750

		96,103,048

Federal Home Loan Mortgage Corp. (FHLMC)—38.41%

Federal Home Loan Mortgage Corp., Pass Through Ctfs., 6.50%, 07/01/14 to 08/01/33	1,738,822	1,948,573
8.50%, 01/01/17 to 08/01/31	1,120,910	1,320,017
5.00%, 10/01/18 to 06/01/40	53,397,889	57,514,809
7.50%, 01/01/20 to 05/01/35	1,171,672	1,365,375
6.00%, 03/01/29	19,208	21,310
8.00%, 08/01/32	626,923	745,356
5.50%, 01/01/36 to 12/01/36	10,850,120	11,815,432
4.50%, 05/01/38	8,590,267	9,153,153
5.35%, 07/01/38 to 10/17/38	9,198,890	10,025,039
5.80%, 10/01/38 to 01/20/39	8,918,612	9,894,393
5.45%, 11/25/38	8,095,339	8,944,600
Pass Through Ctfs., ARM, 6.07%, 02/01/37(a)	1,057,515	1,124,364
5.71%, 03/01/37(a)	1,922,148	2,045,255
5.55%, 05/01/37(a)	2,100,972	2,238,267
5.46%, 01/01/38(a)	1,285,216	1,373,315
3.33%, 03/01/41(a)	2,552,619	2,659,471
Pass Through Ctfs., TBA, 4.00%, 10/01/41(b)	17,225,000	18,032,422
4.50%, 10/01/41(b)	37,000,000	39,144,842
5.00%, 10/01/41(b)	20,220,000	21,682,797
6.00%, 10/01/41(b)	27,715,000	30,365,255

		231,414,045

Federal National Mortgage Association (FNMA)—67.46%

Federal National Mortgage Association, Pass Through Ctfs., 7.00%, 05/01/13 to 07/01/34	1,022,627	1,173,877
6.50%, 11/01/13 to 11/01/38	15,538,159	17,407,026
6.00%, 01/01/14 to 05/01/40	23,428,925	25,790,749
8.50%, 08/01/14 to 10/01/32	1,653,701	1,910,457
7.50%, 04/01/15 to 08/01/37	1,865,424	2,170,575
13.00%, 06/01/15	61,552	71,000
3.84%, 04/01/18	3,322,000	3,574,444
4.50%, 05/01/19 to 01/01/40	34,268,167	36,803,702
8.00%, 07/01/20 to 04/01/33	1,577,778	1,846,737
5.00%, 03/01/22 to 03/01/39	31,760,845	34,410,408
5.50%, 11/01/22 to 08/01/38	82,342,014	89,926,633
4.00%, 06/01/24	6,061,153	6,438,082
9.50%, 04/01/30	283,452	340,320
5.45%, 01/01/38	2,787,131	3,078,882
5.63%, 03/01/41	2,063,669	2,283,002
Pass Through Ctfs., ARM, 5.49%, 03/01/38(a)	734,289	784,410
2.97%, 03/01/36(a)	12,612,948	13,374,106
Pass Through Ctfs., TBA, 3.50%, 10/01/26 to 10/01/41(b)	40,435,000	41,811,335
4.00%, 10/01/41(b)	59,000,001	61,964,687
4.50%, 10/01/41(b)	50,774,998	53,877,033
5.00%, 10/01/41(b)	6,800,002	7,315,314

		406,352,779

Government National Mortgage Association (GNMA)—4.32%

Government National Mortgage Association, Pass Through Ctfs., 13.00%, 09/15/13 to 05/15/15	6,579	6,636
12.25%, 02/15/15	7,158	7,230
9.00%, 11/15/15 to 08/15/24	1,406,391	1,586,385
9.50%, 02/15/16 to 08/15/22	844,460	943,284
8.00%, 05/15/16 to 12/15/21	829,193	927,763
8.50%, 02/20/17	3,419	3,863
7.00%, 08/15/22 to 01/15/29	792,164	920,410
6.50%, 04/15/26 to 11/15/28	377,388	436,466
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)—(continued)
6.00%, 01/15/28 to 04/20/29	$1,679,864	$1,887,313
5.50%, 05/15/33 to 10/15/34	3,415,172	3,795,306
Pass Through Ctfs., TBA,
4.50%, 10/01/41(b)	14,300,000	15,504,327

		26,018,983

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $734,350,050)		759,888,855

Asset-Backed Securities—15.84%

Collateralized Mortgage Obligations—14.99%

American Home Mortgage Investment Trust-Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.54%, 06/25/45(a)	3,087,406	2,709,191
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.53%, 04/12/38(a)	6,500,000	5,919,215
Series 2006-T24, Class AM, Variable Rate Pass Through Ctfs., 5.57%, 10/12/41(a)	5,000,000	4,952,653
Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(a)	4,500,000	4,960,894
Bear Stearns Mortgage Funding Trust-Series 2006-AR2, Class 1A1, Floating Rate Pass Through Ctfs., 0.43%, 09/25/46(a)	172,741	92,127
BNPP Mortgage Securities LLC-Series 2009-1, Class A1, Pass Through Ctfs., 6.00%, 08/27/37(c)	4,975,541	5,211,879
Citigroup Mortgage Loan Trust, Inc.-Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.27%, 08/25/34(a)	1,336,575	1,264,027
Citigroup/Deutsche Bank Commercial Mortgage Trust-Series 2005-CD1, Class AM, Variable Rate Pass Through Ctfs., 5.23%, 07/15/44(a)	5,000,000	5,155,245
Commercial Mortgage Asset Trust, Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.32%, 06/15/22(a)(c)	1,669,936	1,601,264
Series 1999-C1, Class A4, Variable Rate Pass Through Ctfs., 6.98%, 01/17/32(a)	5,965,727	6,184,081
Series 2005-C6, Class A5B, Variable Rate Pass Through Ctfs., 5.17%, 06/10/44(a)	5,172,000	5,019,708
Series 2007-C9, Class A4, Variable Rate Pass Through Ctfs., 5.81%, 12/10/49(a)	2,875,000	3,114,825
Countrywide Home Loan Mortgage Pass Through Trust-Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.77%, 02/25/35(a)	1,022,438	835,831
Credit Suisse Mortgage Capital Ctfs.-Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(c)	952,793	974,231
DBUBS Mortgage Trust-Series 2011-LC1A, Class C, Variable Rate Pass Through Ctfs., 5.56%, 11/10/46(a)(c)	2,000,000	1,780,011
GE Capital Commercial Mortgage Corp.-Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	800,000	848,408
GS Mortgage Securities Corp. II-Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38(a)	1,830,000	1,948,706
JP Morgan Chase Commercial Mortgage Securities Corp.-Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,200,000	2,280,647
JP Morgan Reremic-Series 2009-7, Class 5A1, Variable Rate Pass Through Ctfs., 6.00%, 02/27/37(a)(c)	2,605,541	2,643,770
LB-UBS Commercial Mortgage Trust-Series 2006-C4, Class AM, Variable Rate Pass Through Ctfs., 6.09%, 06/15/38(a)	5,000,000	4,899,070
Luminent Mortgage Trust-Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.48%, 04/25/36(a)	140,245	71,795
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM, Variable Rate Pass Through Ctfs., 5.48%, 02/12/39(a)	7,245,000	6,914,313
Series 2006-2, Class AM, Variable Rate Pass Through Ctfs., 5.91%, 06/12/46(a)	2,500,000	2,379,864
MLCC Mortgage Investors, Inc., Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.79%, 04/25/29(a)	431,642	369,162
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.46%, 03/25/30(a)	2,844,942	2,385,045
Preliminary Dealer Issuances-Series SO-1264, Class IO, Pass Through Ctfs., 3.00%, 12/01/49	10,000,000	1,125,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Collateralized Mortgage Obligations—(continued)

RBSSP Resecuritization Trust-Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 2.21%, 07/26/45(a)(c)	$5,045,047	$4,696,371
Residential Accredit Loans, Inc.-Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.50%, 02/25/46(a)	92,732	33,074
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.53%, 09/25/34(a)	1,071,187	763,404
Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 2.54%, 06/25/34(a)	2,090,482	1,821,209
Structured Asset Mortgage Investments, Inc.-Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.46%, 05/25/45(a)	2,715,299	1,588,729
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	4,226,392	4,338,841
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(a)	1,254,000	1,176,340
WaMu Mortgage Pass Through Certificates-Series 2003-AR7, Class A7, Floating Rate Pass Through Ctfs., 2.45%, 08/25/33(a)	289,197	271,329

		90,330,259

Credit Cards—0.85%

GE Capital Credit Card Master Note Trust-Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	5,000,000	5,114,874

Total Asset-Backed Securities (Cost $111,032,158)		95,445,133

U.S. Treasury Securities—1.85%

U.S. Treasury Notes—1.85%

1.50%, 07/31/16	5,000,000	5,133,594
3.25%, 12/31/16(d)	5,400,000	6,012,562

Total U.S. Treasury Securities (Cost $10,565,329)		11,146,156

Non-U.S. Dollar Denominated Bonds & Notes—1.65%

Panama—1.65%

La Hipotecaria S.A. de C.V. (Panama)-Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39 (Cost $9,897,880)(a)(c)	9,570,971	9,914,928

	Shares

Money Market Funds—2.66%

Government & Agency Portfolio — Institutional Class (e) (Cost $15,997,913)	15,997,913	15,997,913

TOTAL INVESTMENTS—148.14% (Cost $881,843,330)		892,392,985

OTHER ASSETS LESS LIABILITIES—(48.14)%		(289,998,431)

NET ASSETS—100.00%		$602,394,554

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage

Ctfs.	— Certificates

REMICs	— Real Estate Mortgage Investment Conduits

STRIPS	— Separately Traded Registered Interest and Principal Security

TBA	— To Be Announced
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2011.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $26,822,454, which represented 4.45% of the Fund’s Net Assets.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen U.S. Mortgage Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on
Invesco Van Kampen U.S. Mortgage Fund

the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Van Kampen U.S. Mortgage Fund

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Government Sponsored Mortgage-Backed Securities	$—	$759,888,855	$—	$759,888,855
Asset Backed Securities	—	95,445,133	—	95,445,133
U.S. Treasury Securities	—	11,146,156	—	11,146,156
Non-U.S. Dollar Denomintated Bonds & Notes		9,914,928		9,914,928
Equity Securities	15,997,913	—	—	15,997,913

	$15,997,913	$876,395,072	$—	$892,392,985

Futures*	404,275	—	—	404,275

Total Investments	$16,402,188	$876,395,072	$—	$892,797,260

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts	$738,113	$(333,838)

Effect of Derivative Instruments for the nine months ended September 30, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures *

Realized Gain (Loss)
Interest rate risk	$(4,114,405)
Change in Unrealized Appreciation
Interest rate risk	330,456

Total	$(3,783,949)

*	The average value of futures outstanding during the period was $110,132,425.
Invesco Van Kampen U.S. Mortgage Fund

Open Futures Contracts
			Notional	Unrealized
	Number of	Month/	Value	Appreciation
Long Contracts	Contracts	Commitment	9/30/11	(Depreciation)

U.S. Ultra Bond	50	December 2011	$7,931,250	$724,895
Short Contracts
U.S. Long Bond	24	December 2011	3,423,000	6,700
U.S. Treasury 2 Year Notes	21	December 2011	4,624,266	6,518
U.S. Treasury 5 Year Notes	426	December 2011	52,178,344	(90,754)
U.S. Treasury 10 Year Notes	228	December 2011	29,661,375	(243,084)

Subtotal			$89,886,985	$(320,620)

Total			$97,818,235	$404,275

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $168,092,170 and $213,005,608, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $14,913,332 and $19,852,580. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$19,109,132
Aggregate unrealized (depreciation) of investment securities	(8,599,311)

Net unrealized appreciation of investment securities	$10,509,821

Cost of investments for tax purposes is $881,883,164.
Invesco Van Kampen U.S. Mortgage Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.